INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INVENTORIES
Raw materials	¥ 2,410,647	$ 344,068	¥ 2,005,129
Packaging and other supplies	517,000	73,792	458,461
Pre-made food and beverage items	38,859	5,546	36,615
Inventory, net	¥ 2,966,506	$ 423,406	¥ 2,500,205